REVENUE	12 Months Ended
Aug. 31, 2022
Revenue [abstract]
Revenue
20.    REVENUE
Net revenue for the Company is defined as gross revenue, which is net of any customer discounts, rebates, and sales returns and recoveries, less excise taxes.

Gross revenue for the years ended August 31, 2022 and 2021 is disaggregated as follows:

	YEAR ENDED
	AUGUST 31, 2022	AUGUST 31, 2021
Adult-use recreational wholesale revenue (Canadian)	$184,686	$98,510
Direct to patient medical and medical wholesale revenue (Canadian)	7,872	8,701
International wholesale (business to business)	15,138	386
Wholesale to licensed producers (Canadian)	1,298	2,060
Other revenue	115	202
Gross revenue	$209,109	$109,859
Excise taxes	(63,300)	(30,696)
Net revenue	$145,809	$79,163

Recreational revenue is primarily comprised of provincial government bodies and large retailers that sell cannabis through their respective distribution models, whereas international and domestic wholesale revenue is comprised of wholesale shipments to other cannabis companies, including licensed producers, for further processing and sales onto their end customers.
During the year ended August 31, 2022, the Company had three customers (August 31, 2021 – three customers), that individually represented more than 10% of the Company’s net revenue.